ING BALANCED PORTFOLIO, INC. ING INTERMEDIATE BOND PORTFOLIO ING INVESTORS TRUST ING MAYFLOWER TRUST ING MONEY MARKET PORTFOLIO ING MUTUAL FUNDS	ING PARTNERS, INC. ING SERIES FUND, INC. ING STRATEGIC ALLOCATION PORTFOLIOS, INC. ING VARIABLE FUNDS ING VARIABLE PORTFOLIOS, INC. ING VARIABLE PRODUCTS TRUST

Supplement dated June 28, 2012

to the current Statements of Additional Information (each a “SAI” and collectively the “SAIs”)

for the above-named Companies/Trusts (each a “Registrant” and collectively the “Registrants”)

Effective immediately, each Registrant’s current SAIs are hereby revised as follows:

The following statement is hereby deleted in its entirety from any location in the SAIs.

(e.g., AAA or AA by S&P)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE